Note 22 - Financial liabilities at amortized cost (Tables)	12 Months Ended
Dec. 31, 2019
Financial liabilities at amortized cost Abstract
Table of Financial liabiltiies measured at amortized cost
Financial liabilities measured at amortized cost (Millions of Euros)
	2019	2018	2017
Deposits	438,919	435,229	467,949
Deposits from central banks	25,950	27,281	37,054
Demand deposits	23	20	2,588
Time deposits	25,101	26,885	28,311
Repurchase agreements	826	375	6,155
Deposits from credit institutions	28,751	31,978	54,516
Demand deposits	7,161	8,370	3,731
Time deposits	18,896	19,015	25,941
Repurchase agreements	2,693	4,593	24,843
Customer deposits	384,219	375,970	376,379
Demand deposits	280,391	260,573	240,583
Time deposits	103,293	114,188	126,716
Repurchase agreements	535	1,209	9,079
Debt certificates	63,963	61,112	63,915
Other financial liabilities	13,758	12,844	11,850
Total	516,641	509,185	543,713

Deposits from credit institutions. Breakdown by geographical area and nature of the instrument.
Deposits from credit institutions. December 2019 (Millions of Euros)
	Demand deposits	Time deposits & other (*)	Repurchase agreements	Total
Spain	2,104	1,113	1	3,218
The United States	2,082	4,295	-	6,377
Mexico	432	1,033	168	1,634
Turkey	302	617	4	924
South America	394	2,285	161	2,840
Rest of Europe	1,652	5,180	2,358	9,190
Rest of the world	194	4,374	-	4,568
Total	7,161	18,896	2,693	28,751

Deposits from credit institutions. December 2018 (Millions of Euros)
	Demand deposits	Time deposits & other (*)	Repurchase agreements	Total
Spain	1,981	2,527	55	4,563
The United States	1,701	2,677	-	4,379
Mexico	280	286	-	566
Turkey	651	669	4	1,323
South America	442	1,892	-	2,335
Rest of Europe	3,108	6,903	4,534	14,545
Rest of the world	207	4,061	-	4,268
Total	8,370	19,015	4,593	31,978

Deposits from credit institutions. December 2017 (Millions of Euros)
	Demand deposits	Time deposits & other (*)	Repurchase agreements	Total
Spain	762	3,879	878	5,518
The United States	1,563	2,398	-	3,961
Mexico	282	330	1,817	2,429
Turkey	73	836	44	953
South America	448	2,538	13	2,999
Rest of Europe	526	12,592	21,732	34,849
Rest of the world	77	3,369	360	3,806
Total	3,731	25,941	24,843	54,516

Customer deposits. Breakdown by geographical area and nature of the instrument.
Customer deposits. December 2019 (Millions of Euros)
	Demand deposits	Time deposits & other (*)	Repurchase agreements	Total
Spain	146,651	24,958	2	171,611
The United States	46,372	19,810	-	66,181
Mexico	43,326	12,714	523	56,564
Turkey	13,775	22,257	10	36,042
South America	22,748	13,913	-	36,661
Rest of Europe	6,610	8,749	-	15,360
Rest of the world	909	892	-	1,801
Total	280,391	103,293	535	384,219

Customer deposits. December 2018 (Millions of Euros)
	Demand deposits	Time deposits and other (*)	Repurchase agreements	Total
Spain	138,236	28,165	3	166,403
The United States	41,222	21,317	-	62,539
Mexico	38,383	11,837	770	50,991
Turkey	10,856	22,564	7	33,427
South America	23,811	14,159	-	37,970
Rest of Europe	7,233	14,415	429	22,077
Rest of the world	831	1,731	-	2,563
Total	260,573	114,188	1,209	375,970

Customer deposits. December 2017 (Millions of Euros)
	Demand deposits	Time deposits & other (*)	Repurchase agreements	Total
Spain	123,382	39,513	2,664	165,559
The United States	36,728	21,436	-	58,164
Mexico	36,492	11,622	4,272	52,387
Turkey	12,427	24,237	152	36,815
South America	23,710	15,053	2	38,764
Rest of Europe	6,816	13,372	1,989	22,177
Rest of the world	1,028	1,484	-	2,511
Total	240,583	126,716	9,079	376,379

Debt securities issued
Debt certificates (Millions of Euros)
	2019	2018	2017
In Euros	40,185	37,436	38,735
Promissory bills and notes	737	267	1,309
Non-convertible bonds and debentures	12,248	9,638	9,418
Covered bonds (*)	15,542	15,809	16,425
Hybrid financial instruments	518	814	807
Securitization bonds	1,354	1,630	2,295
Wholesale funding	1,817	142	-
Subordinated liabilities	7,968	9,136	8,481
Convertible perpetual certificates	5,000	5,490	4,500
Non-convertible preferred stock	83	107	107
Other non-convertible subordinated liabilities	2,885	3,540	3,875
In foreign currencies	23,778	23,676	25,180
Promissory bills and notes	1,210	3,237	3,157
Non-convertible bonds and debentures	10,587	9,335	11,109
Covered bonds (*)	362	569	650
Hybrid financial instruments	1,156	1,455	1,809
Securitization bonds	17	38	47
Wholesale funding	780	544	-
Subordinated liabilities	9,666	8,499	8,407
Convertible perpetual certificates	1,782	873	2,085
Non-convertible preferred stock	76	74	55
Other non-convertible subordinated liabilities	7,808	7,552	6,268
Total	63,963	61,112	63,915

Table Of Subordinated liabilities at amortized cost
Memorandum item: Subordinated liabilities at amortized cost
	2019	2018	2017
Subordinated deposits	384	411	427
Subordinated certificates	17,635	17,635	16,889
Preferred stock	159	181	161
Compound convertible financial instruments	6,782	6,363	6,585
Other non-convertible subordinated liabilities (*)	10,693	11,092	10,143
Total	18,018	18,047	17,316

Preferred Securities By Issuer Explanatory
Preferred securities by issuer (Millions of Euros)
	2019	2018	2017
BBVA International Preferred, S.A.U. (1)	37	35	36
Unnim Group (2)	83	98	98
BBVA USA	19	19	19
BBVA Colombia	20	19	1
Other	-	9	9
Total	159	181	163

Other Financial Liabilities
Other financial liabilities (Millions of Euros)
	2019	2018	2017
Lease liabilities (*)	3,335
Creditors for other financial liabilities	2,623	2,891	2,835
Collection accounts	3,306	4,305	3,452
Creditors for other payment obligations	4,494	5,648	5,563
Total	13,758	12,844	11,850

Table Of Maturity Of Liabilities By Lease
Maturity of future payment obligations (Millions of Euros)
	Up to 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Leases	269	500	535	2,031	3,335